Restatement of Prior Period Quarterly Financial Statements (Unaudited) - Restated Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Prior Period Adjustment [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	50,000	50,000	50,000	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000	50,000	50,000	50,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares issued	75,213,515	75,087,917	75,159,262	75,055,225	75,213,515
Common stock, shares outstanding	63,469,185	75,087,917	75,159,262	75,055,225	63,469,185
Treasury stock, shares	1,285,224	1,265,761	1,257,949	1,250,201	1,221,180